ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 6, 2024	Lisa Mikhail Henry T +1 617 951 7780 lisa.henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Pantheon Infrastructure Fund, LLC

Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of AMG Pantheon Infrastructure Fund, LLC, a Delaware limited liability company (the “Fund”). The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7780.

Very truly yours,

/s/ Lisa M. Henry
Lisa M. Henry

cc:	Mark Duggan, AMG Funds LLC

Maureen Kerrigan, AMG Funds LLC

Gregory C. Davis, Ropes & Gray LLP